Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	$ 19,321
Investments, Fair Value	20,956
Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	17,865
Investments, Fair Value	0
Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	1,456
Investments, Fair Value	20,956
Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	0
Investments, Fair Value	0
US government agency bonds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	7,502
US government agency bonds [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
US government agency bonds [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	7,502
US government agency bonds [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
Corporate bonds and commercial paper [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	6,192
Corporate bonds and commercial paper [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
Corporate bonds and commercial paper [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	6,192
Corporate bonds and commercial paper [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	7,262
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	7,262
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value	0
Money market funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	17,865
Money market funds [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	17,865
Money market funds [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	17,865
Money market funds [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	0
Money market funds [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	0
Certificates of deposits [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	1,456
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	1,456
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	0
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	1,456
Certificates of deposits [Member] | Fair Value, Measurements, Recurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and Cash Equivalents, Fair Value	$ 0